Potentially Dilutive Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Schedule Of Antidilutive Securities Excluded From Computation Of Earnings Per Share

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	March 31,
	2016	2015
Common stock options	3,584,000	65,000
Common stock warrants - equity treatment	2,556,000	2,549,000
Common stock warrants - liability treatment	49,528,000	62,194,000

Potentially dilutive securities	55,668,000	64,808,000

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	December 31,
	2015	2014
Common stock options	3,584,150	65,430
Common stock warrants - equity treatment	2,548,632	2,556,133
Common stock warrants - liability treatment	49,557,865	103,284

Excluded potentially dilutive securities	55,690,647	2,724,847